LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
LEASE OBLIGATIONS
LEASE OBLIGATIONS

13— LEASE OBLIGATIONS

13-1     Financing leases

The Company leases certain of its equipment under finance leases. At December 31, 2021, this equipment consists of medical devices for a liability amount of €100 thousand and vehicles and other IT equipment for a liability amount of €670 thousand.

Maturities of finance leases liabilities for the years ended December 31, 2021 and 2020 are as follows:

December 31,
2021
2022	358
2023	215
2024	124
2025	75
2026 and thereafter	53
Total undiscounted minimum lease payments	825
Less: amount representing interest	(55)
Present value of minimum lease payments	770
Less: current portion	(340)
Long-term portion	430

December 31,
2020
2021	360
2022	280
2023	190
2024	72
2025 and thereafter	28
Total undiscounted minimum lease payments	930
Less: amount representing interest	(33)
Present value of minimum lease payments	899
Less: current portion	(344)
Long-term portion	555

Interest paid under finance lease obligations was €55 thousand, €33 thousand and €29 thousand the years ended December 31, 2021, 2020 and 2019 respectively.

The weighted average remaining lease term and the weighted average discount rate for finance leases at December 31, 2021 was 2.11 years and  2.93% and at December 31, 2020 was 2.38 years and 3.06%.

13-2     Operating leases

Maturities of operating lease liabilities consist of the following amounts:

December 31,
2021
2022	673
2023	523
2024	277
2025	69
2026 and thereafter	20
Total undiscounted minimum lease payments	1,562
Less: current portion	(673)
Long-term portion	888

December 31,
2020
2021	803
2022	523
2023	381
2024	195
2025 and thereafter	—
Total undiscounted minimum lease payments	1,901
Less: current portion	(802)
Long-term portion	1,099

The weighted average remaining lease term and the weighted average discount rate for operating leases at December 31, 2021 was 2.62 years and 1.69% and at December 31, 2020 was 2.80 years and 1.45%.

Total rent expenses under operating leases amounted to €953 thousand, €941 thousand and €828 thousand, for the years ended December 31, 2021, 2020 and 2019, respectively. These total rent expenses are related to office rentals, office equipment and car rentals.